UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 23, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total: $    1,620,236,159

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M				      Common Stock	88579Y101  $13,297,356 	          192,520     Sole		     Sole
Abbott Labs			      Common Stock	002824100  $28,298,303 	 	  665,060     Sole		     Sole
Agilent Technologies Inc.	      Common Stock	00846U101  $17,847,192 	 	  807,200     Sole		     Sole
Albertson' Inc.			      Common Stock	013104104  $30,515,595 	  	1,483,500     Sole		     Sole
Allstate Corp.			      Common Stock	020002101  $19,601,998 		  536,600     Sole		     Sole
American International Group	      Common Stock	026874107  $21,403,988 	 	  370,953     Sole		     Sole
AT& T Corp.			      Common Stock	001957109  $11,356,850 	 	  527,000     Sole		     Sole
AT&T Wireless Services		      Common Stock	00209A106  $   173,661 	 	   21,230     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103  $37,305,510 	 	1,040,600     Sole		     Sole
Bally Total Fitness		      Common Stock	05873K108  $   519,000 		   60,000     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104  $68,392,461 	 	  876,377     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102  $18,110,464 		  764,800     Sole		     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	084670108  $    75,000 		        1     Sole		     Sole
Boeing Co.			      Common Stock	097023105  $39,375,137 	 	1,146,960     Sole		     Sole
BP Amoco			      Common Stock	055622104  $22,831,167 	 	  542,308     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108  $65,708,588 	 	2,560,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $13,471,988 	 	  195,700     Sole		     Sole
Charlotte Russe Holding Inc	      Common Stock	161048103  $    51,450 	 	    5,000     Sole		     Sole
ChevronTexaco			      Common Stock	166764100  $18,585,145 		  260,114     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101  $60,701,966 	 	1,333,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100  $ 2,164,325 	 	   50,380     Sole		     Sole
Comcast Corp. cl A		      Common Stock	20030N101  $26,322,791 	 	  852,422     Sole		     Sole
Dell Inc.			      Common Stock	247025109  $37,954,413 	        1,136,700     Sole		     Sole
Disney Co. (Walt)		      Common Stock	254687106  $ 7,746,692 	 	  384,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $31,136,875 	 	  956,880     Sole		     Sole
Du Pont (E.I) de Nemours & Co.	      Common Stock	263534109  $48,676,166 	 	1,216,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106  $54,842,921 	        3,079,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $27,201,120 	 	  743,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109  $70,436,574 	 	1,003,370     Sole		     Sole
Fleming Co. series B 10 5/8%
     due 7/31/2007		      Corporate Bond	339130AL0  $	 1,321 	 	      259     Sole		     Sole
Ford Motor Co.			      Common Stock	345370860  $32,398,766 	 	3,008,242     Sole		     Sole
Gateway				      Common Stock	367626108  $ 2,830,000 	 	  500,000     Sole		     Sole
General Electric Co.		      Common Stock	369604103  $62,151,018 	        2,084,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $37,144,794 	 	  907,520     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   350,700 		  334,000     Sole		     Sole
Hewlett Packard Co.		      Common Stock	428236103  $ 9,265,696 	 	  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 6,611,901 	 	  207,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $12,576,472 	 	  457,160     Sole		     Sole
International Absorbents	      Common Stock	45885E203  $   575,836 	 	  160,400     Sole		     Sole
International Business Machines       Common Stock	459200101  $53,404,318 		  604,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104  $28,408,634 	 	  573,680     Sole		     Sole
KLM Royal Dutch Airlines	      Common Stock	482516309  $ 1,858,694 	 	  119,300     Sole		     Sole
Manpower Inc.			      Common Stock	56418H100  $   927,500 	 	   25,000     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $18,354,138 	 	  779,700     Sole		     Sole
Medco Health Solutions Inc.	      Common Stock	58405U102  $ 3,824,312 	  	  147,486     Sole		     Sole
Media Arts Group		      Common Stock	58439C102  $   795,000 		  375,000     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107  $61,905,223 	 	1,222,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108  $22,482,600 	 	  420,000     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $   885,190 	 	   17,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 4,100,692 	     	  147,560     Sole		     Sole
Midwest Express Holding		      Common Stock	597911106  $ 1,771,650 	 	  381,000     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108  $17,642,717 	 	  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $60,537,618 	 	1,992,680     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $   945,000 	 	   28,000     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105  $27,866,940 	   	  585,686     Sole		     Sole
Proctor & Gamble Co.		      Common Stock	742718109  $22,239,672 	 	  239,600     Sole		     Sole
Qwest Capital 7 3/4% due 8/15/2006    Corporate Bond	74913EAC4  $   492,500 	     	      500     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $   932,400 		   21,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $53,185,248 	 	2,896,800     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103  $37,120,632 	        1,668,343     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $ 2,783,900 	 	  410,000     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104  $14,728,800 		  646,000     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104  $25,783,604 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $34,529,577 	 	  838,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103  $28,271,270 	 	  506,200     Sole	  	     Sole
Washington Mutual Inc.		      Common Stock	939322103  $65,314,830 	        1,659,000     Sole		     Sole
Wyeth				      Common Stock	983024100  $71,132,300 	 	1,543,000     Sole		     Sole

====================================================================================================================================
